ENTITY-WIDE DISCLOSURES	9 Months Ended
Sep. 30, 2013
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

NOTE 8 – Entity-wide disclosure:

Financial reports to Teva's chief operating decision makers evolve over time as Teva's business develops, as well as following major acquisitions. In past years, Teva has reported under a notion of “One Teva.” In 2012, following the appointment of Teva's former Chief Executive Officer, Dr. Jeremy M. Levin, and with the support and approval of the board, Teva completed a comprehensive review of its strategy, organizational and business structure and began implementing changes to support the new strategy and to align the organization. Upon the completion of certain organizational changes anticipated by the end of 2013, the Company intends to re-evaluate its entity-wide disclosure and segment reporting.

Impairment tests on goodwill are performed at the level of the reporting unit. The determination of reporting units is largely dependent on how the business is managed and its reporting structure. In completing the re-evaluation of its segment reporting, the allocation of goodwill to reporting units will also be re-evaluated, which might result in impairment.

For the purposes of these unaudited financial statements for the period ended September 30, 2013, Teva has continued to report under a single segment, as in the past.

Revenues by geographic area were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

	U.S. $ in millions
United States:
Generic	$1,138	$1,074	$3,003	$3,347
Specialty	1,509	1,468	4,486	4,330
Others	64	59	185	140
Total United States	2,711	2,601	7,674	7,817
Europe*:
Generic	812	821	2,545	2,527
Specialty	426	379	1,243	1,153
Others	200	187	601	560
Total Europe	1,438	1,387	4,389	4,240
Rest of the World:
Generic	533	597	1,661	1,849
Specialty	144	174	469	561
Others	233	213	691	601
Total Rest of the World	910	984	2,821	3,011
Total revenues	$5,059	$4,972	$14,884	$15,068

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.